T. ROWE PRICE
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New America Growth Fund

 Supplement to prospectus dated May 1, 1999
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 Portfolio Management
 Effective March 31, 2000, the Portfolio Management paragraph on page 12 of the prospectus will be replaced with the following:

 The fund has an Investment Advisory Committee with the following members: Marc
 L. Baylin, Chairman, Brian W.H. Berghuis, and John H. Laporte. The committee chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the fund's investment program. Mr. Baylin was elected chairman of the fund's committee in 2000 and has been a member of the committee since 1997. He joined T. Rowe Price in 1993 as an analyst and has been managing investments since 1997.

 Investment Objective
 On February 9, 2000 the Board of Trustees approved a proposal to change the investment objective of the fund (page 1 of the prospectus) to the following:

 The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the U.S.

 This change is subject to approval by shareholders at an annual shareholder meeting scheduled for Wednesday, April 19, 2000.
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 The date of this supplement is February 9, 2000
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                                                               F60-041   2/09/00

   February 9, 2000


   Laura J. Riegel, Esquire

   Securities and Exchange Commission
   Division of Investment Management
   450 Fifth Street, N.W.
   Washington, D.C. 20549

   Re: T. Rowe Price New America Growth Fund, Inc.
       File Nos.: 002-99122/811-4358


   Dear Ms. Riegel:

   In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned Fund's sticker dated February 7, 2000.

   The purpose of the sticker is to revise the Portfolio Management paragraph on page 12 of the Prospectus

   If you have any questions about this filing, please give me a call at 410-345-6601 or, in my absence, Melissa Hill at 410-345-6646.

   Sincerely,

   /s/Forrest R. Foss

   Forrest R. Foss